EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 15,478	$ 11,425	$ 42,892	$ 34,036	$ 34,116	$ 1,349	$ 1,772	$ 2,330
Property, Plant and Equipment, Additions				$ 109,316		$ 4,557		$ 8,695